Income Taxes (Detail Textuals)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Corporate tax rate	35.00%
Reduction in corporate tax rate	21.00%
Reduction in deferred tax asset balance	$ 1,831,504
Federal operating loss carry forwards	13,213,110
California net operating loss carry forwards	$ 13,208,310